UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
REAL ESTATE SECURITIES‡ — 101.0%
COMMON STOCK — 101.0%
	Shares	Value
DIVERSIFIED —16.4%
Activia Properties (Japan)	794	$5,684,751
Cousins Properties	1,007,400	10,325,850
Lexington Realty Trust	1,201,900	15,071,826
Liberty Property Trust (A)	765,119	29,235,197
Mapletree Greater China Commercial Trust (Singapore) *	9,092,600	6,725,455
United Urban Investment (Japan)	4,610	5,734,838
Vornado Realty Trust	273,000	23,153,130

		95,931,047

DIVERSIFIED REAL ESTATE ACTIVITIES — 3.8%
Mitsubishi Estate (Japan)	424,300	10,794,927
Sumitomo Realty & Development (Japan)	271,045	11,363,903

		22,158,830

HOMEBUILDING — 0.8%
William Lyon Homes, Cl A *	212,900	4,813,669

HOTELS, RESORTS & CRUISE LINES — 3.1%
Starwood Hotels & Resorts Worldwide	269,100	17,800,965

INDUSTRIAL — 6.5%
DCT Industrial Trust	1,935,600	14,536,356
Prologis	608,101	23,326,754

		37,863,110

OFFICE — 21.5%
Boston Properties (A)	195,400	20,898,030
Brandywine Realty Trust	915,976	12,768,705
Douglas Emmett (A)	779,054	19,484,141
Highwoods Properties (A)	559,025	20,281,427
Kilroy Realty (A)	437,900	22,919,686
SL Green Realty (A)	324,837	29,446,474

		125,798,463

REAL ESTATE OPERATING COMPANY — 1.0%
NTT Urban Development (Japan)	4,979	6,020,974

RESIDENTIAL —14.1%
American Residential Properties *	383,755	6,731,063
BRE Properties (A)	326,944	17,347,649
Campus Crest Communities	452,900	5,140,415
Post Properties (A)	156,429	7,277,077

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RESIDENTIAL — continued
Sun Communities	346,500	$16,777,530
UDR (A)	1,149,595	28,785,859

		82,059,593

RESIDENTIAL: APARTMENTS — 0.8%
American Homes 4 Rent, Cl A * (B) (C)	312,500	4,750,000

RETAIL — 12.8%
CBL & Associates Properties	592,323	13,487,195
DDR	786,900	13,440,252
General Growth Properties (A)	1,414,434	29,335,361
Macerich (A)	259,064	16,074,921
Westfield Retail Trust (Australia)	996,793	2,696,868

		75,034,597

SPECIALIZED — 20.2%
CubeSmart	587,200	9,512,640
Healthcare Realty Trust	452,800	11,641,488
Healthcare Trust of America, Cl A	743,900	8,145,705
Host Hotels & Resorts (A)	1,634,959	29,200,368
Japan Hotel (Japan)	15,565	6,001,213
Senior Housing Properties Trust	539,700	13,573,455
Strategic Hotels & Resorts *	1,382,400	12,248,064
Sunstone Hotel Investors	1,125,900	14,569,146
Weyerhaeuser	469,400	13,330,960

		118,223,039

TOTAL COMMON STOCK (Cost $573,982,198)		590,454,287

RIGHTS — 0.0%

	Number of Rights
New World Development	35,876	—

TOTAL RIGHTS (Cost $ — )		—

TOTAL INVESTMENTS — 101.0% (Cost $573,982,198) @		$590,454,287

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2013
(Unaudited)

SECURITIES SOLD SHORT

REAL ESTATE SECURITIES‡ — (36.5)%

COMMON STOCK — (34.7)%
	Shares	Value
DIVERSIFIED — (6.9)%
American Assets Trust	(197,446)	$(6,397,250)
PS Business Parks	(271,500)	(19,892,806)
WP Carey	(199,300)	(14,074,566)

		(40,364,622)

DIVERSIFIED REAL ESTATE ACTIVITIES — (2.1)%
City Developments (Singapore)	(704,000)	(5,888,594)
Hang Lung Properties (Hong Kong)	(1,856,400)	(6,019,968)
Henderson Land Development (Hong Kong)	(71,570)	(446,643)

		(12,355,205)

INDUSTRIAL — (1.8)%
STAG Industrial	(493,444)	(10,229,094)

OFFICE — (7.6)%
Alexandria Real Estate Equities	(160,000)	(10,960,000)
Corporate Office Properties Trust	(445,032)	(11,339,415)
Mack-Cali Realty	(471,443)	(11,342,919)
Piedmont Office Realty Trust, Cl A	(594,814)	(10,760,185)

		(44,402,519)

REAL ESTATE SERVICES — (1.4)%
Realogy Holdings *	(182,100)	(8,187,216)

RESIDENTIAL — (1.5)%
American Campus Communities	(221,000)	(8,488,610)

RETAIL — (6.7)%
Acadia Realty Trust	(229,172)	(5,908,054)
Equity One	(346,300)	(8,013,382)
Simon Property Group	(66,200)	(10,595,972)
Weingarten Realty Investors	(477,000)	(14,939,640)

		(39,457,048)

SPECIALIZED — (6.7)%
Aviv	(145,800)	(3,630,420)
LaSalle Hotel Properties	(541,400)	(14,585,316)
Medical Properties Trust	(641,400)	(9,364,440)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SPECIALIZED — continued
Ventas	(176,300)	$(11,589,962)

		(39,170,138)

TOTAL COMMON STOCK (Proceeds $202,104,620)		(202,654,452)

EXCHANGE TRADED FUNDS — (1.8)%
CurrencyShares Japanese Yen Trust *	(51,000)	(5,096,430)
iShares U.S. Home Construction Index Fund	(246,500)	(5,492,020)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $10,604,073)		(10,588,450)

TOTAL SECURITIES SOLD SHORT — (36.5)% (Proceeds $212,708,693) #		$(213,242,902)

Percentages are based on Net Assets of $584,687,994.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for open short positions.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be illiquid under guidelines established by the Board of Trustees. The total value of such security as of July 31, 2013, was $4,750,000 and represented 0.8% of net assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total value of such security as of July 31, 2013, was $4,750,000 and represented 0.8% of net assets.

Cl — Class

The following is a list of inputs as of July 31, 2013, in valuing the Fund’s investments carried at value:

Assets	Level 1	Level 2	Level 3 †	Total
Real Estate Securities
Common Stock	$585,704,287	$-	$4,750,000	$590,454,287
Rights	-	-	-	-

Total	$585,704,287	$-	$4,750,000	$590,454,287

Liabilities	Level 1	Level 2	Level 3	Total
Real Estate Securities
Common Stock	$202,654,452	$-	$-	$202,654,452
Exchange Traded Funds	10,588,450	-		10,588,450

Total	$213,242,902	$-		$213,242,902

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “-“ are $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2013
(Unaudited)

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there was a transfer out of Level 2 and into Level 3 of $4,750,000. The transfer was due to changes in the availability of observable inputs used to determine fair value.

@ At July 31, 2013, the tax basis cost of the Fund’s investments was $573,982,198, and the unrealized appreciation and depreciation were $27,738,186 and $(11,266,097), respectively.

# At July 31, 2013, the tax basis proceeds of the Fund’s securities sold short were $212,708,693, and the unrealized appreciation and depreciation were $3,610,497 and $(4,144,706), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013